BUSINESS TRANSACTIONS - Acquisition of Monarch Gold Corporation (Details) $ / shares in Units, $ in Millions			1 Months Ended		3 Months Ended			12 Months Ended
	Jan. 21, 2021 USD ($) shares	Jan. 21, 2021 CAD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CAD ($) $ / shares shares	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021	Jun. 30, 2021 $ / shares shares	Jan. 21, 2021 $ / shares
Monarch Gold Corporation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate					6.92%			100.00%
Number of instruments or interests issued or issuable (in shares)	11,608,195
Equity interests of acquirer | $	$ 61,200,000
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 46,900,000	$ 59.3
Number of instruments or interests issued or issuable, warrants (in shares)	383,764
Equity interests of acquirer, warrants issued | $	$ 600,000
Consideration paid (received) | $	108,600,000
Carrying amount of ownership interest | $	3,200,000
Identifiable assets acquired (liabilities assumed) | $	113,500,000
Cash and cash equivalents recognised as of acquisition date | $	$ 2,000,000
Monarch Mining
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	6.70%	6.70%
Number of instruments or interests issued or issuable (in shares)	4,450,000
Monarch shareholders
Disclosure of detailed information about business combination [line items]
Consideration received per share, cash | $ / shares										$ 0.192
Yamana | Monarch shareholders
Disclosure of detailed information about business combination [line items]
Consideration received per share, shares	0.0376
Monarch Mining | Monarch shareholders
Disclosure of detailed information about business combination [line items]
Consideration received per share, shares	0.2
Monarch Gold Corporation
Disclosure of detailed information about business combination [line items]
Stock subscription, value			$ 3,100,000	$ 4.2
Subscription, price per share | $ / shares				$ 0.24
Stock subscription, shares issued			17,500,000	17,500,000
Stock subscription, warrants issued			8,750,000	8,750,000
Warrant to purchase common share, shares acquirable per warrant (in shares)									1
Warrant to purchase common stock, exercise price (in usd per share) | $ / shares									$ 0.29
Proportion of ownership interest in associate					6.92%	7.10%	6.00%
Monarch Gold Corporation | Minimum
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			5.00%	5.00%